Cash and Cash Equivalents: (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Cash and Cash Equivalents

	December 31,	December 31,
	2021	2020
Bank deposits	$1,846,842	$9,457,061
Short term investments	47,270,788	47,958,289
Total	$49,117,630	$57,415,350

Short term investments include money market funds and U.S. treasury bills which mature in three months or less.